Consolidated statement of profit or loss - GBP (£) £ in Thousands		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Consolidated statement of profit or loss
Revenue from contracts with customers		£ 661,755	£ 648,401	£ 583,201
Operating expenses		(768,530)	(681,117)	(692,520)
Other operating income			1,112
Profit on disposal of intangible assets		37,422	20,424	21,935
Operating loss		(69,353)	(11,180)	(87,384)
Finance costs		(63,867)	(44,917)	(85,915)
Finance income		2,496	23,523	23,676
Net finance costs		(61,371)	(21,394)	(62,239)
Loss before income tax		(130,724)	(32,574)	(149,623)
Income tax credit		17,565	3,896	34,113
Loss for the year		£ (113,159)	£ (28,678)	£ (115,510)
Loss per share during the year
Basic loss per share		£ (0.6844)	£ (0.1759)	£ (0.7086)
Diluted loss per share	[1]	£ (0.6844)	£ (0.1759)	£ (0.7086)

[1]	For the years ended 30 June 2024, 2023 and 2022, potential ordinary shares are anti-dilutive, as their inclusion in the diluted loss per share calculation would reduce the loss per share, and hence have been excluded.